Finance Income and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2022
Income, expense, gains or losses of financial instruments [abstract]
Summary of Finance Income and Finance Expense

	2020	2021	2022
Net gain on conversion of convertible financial instruments	$-	$64,143	$-
Change in fair value of 2020 convertible notes (Note 17)	-	52,267	-
Change in fair value of Series B preferred shares (Note 16)	-	48,956	-
Change in fair value of Stock Warrants[1]	-	-	10,068
Gain on sublease	-	-	3,608
Lease interest income	-	-	626
Interest Income	581	60	317
Foreign exchange gain	21,908	-	-
Other	11	-	-
Finance income	$22,500	$165,426	$14,619

Interest expense (cash)	$(12,695)	$(29,954)	$(27,546)
Interest expense (non-cash)	(18,152)	(43,939)	(11,412)
Lease liability interest expense (Note 24)	(751)	(2,501)	(4,464)
Change in fair value of instrument financing arrangement (Note 25)	-	-	(9,950)
Foreign exchange loss	-	(14,594)	(81,384)
Government assessment[2]	-	-	(1,177)
Dividend on preferred shares (Note 16)	(23,578)	(16,156)	-
Debt extinguishment fee (cash)	-	(3,636)	-
Debt extinguishment fee (non-cash)	(5,647)	(4,170)	-
Change in fair value of 2020 convertible notes (Note 17)	(102,548)	-	-
Change in fair value of Series B preferred shares (Note 16)	(9,351)	-	-
Change in fair value of Stock Warrants	-	(2,875)	-
Other	-	(109)	(524)
Finance expense	$(172,722)	$(117,934)	$(136,457)

1 - Relates to liability classified warrants from the Merger (Note 2)

2 - Retroactive assessment by a foreign government to all entities selling certain medical related products to the government.